Investment in Ascend Elements	12 Months Ended
Dec. 31, 2023
Disclosure of joint operations [abstract]
Investment in Ascend Elements
8.
INVESTMENT IN ASCEND ELEMENTS

On July 18, 2022, LAC North America made a $5,000 investment in Ascend Elements, Inc. (“Ascend Elements”), a private US based lithium-ion battery recycling and engineered material company, by way of a subscription for Series C-1 preferred shares.

As at December 31, 2023, the Company holds 806 series C-1 preferred shares of Ascend Elements with an estimated fair value of $8,582 (December 31, 2022 – $5,000). A gain on change in fair value of Ascend Elements at December 31, 2023 of $3,582 (2022 - $nil) determined based on the Company’s assessment of the fair value, was recognized in the Consolidated Statements of Comprehensive Loss. As Ascend Elements is a private company, there is no observable market data to use, so the Company’s assessment was determined based on a review of Ascend Elements’ business developments, financings and trends in the share prices of other companies in the same industry sector.

The Company’s investment in Ascend Elements is classified as a Level 3 financial instrument (Note 24).